File No. 333-283139

 File No. 811-24022

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-23460

C1 Fund, Inc.

(Exact name of registrant as specified in charter)

3000 El Camino Real Building 4
Palo Alto, CA 94306

(Address of Principal Executive Offices)

3000 El Camino Real Building 4

Palo Alto, CA 94306

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (650) 374-7800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Shareholders.

(a)

C1 Fund Inc.	Manager’s Statement

June 30, 2026 (Unaudited)

Dear Shareholders:

On August 7, 2025, C1 Fund became the first exchange-listed fund focused on digital asset services and technology companies, when its shares began trading on the New York Stock Exchange (NYSE: CFND). We committed to building a portfolio drawn from the C1 30 Top Companies in Digital Assets. From our initial public offering net proceeds of $53.3 million, through June 30, 2026, the Company deployed approximately $41.3 million in assets across 11 portfolio companies.

Our strategy is focused on investing in secondary shares of larger, late-stage private companies operating in digital asset services and technology. Investments are selected from a defined universe of leading companies (the “C1 30”), based on availability in secondary markets and expected return potential. To date, all of our portfolio company investments are focused in this sector.

In 2026, we added Polymarket (Blockratize, Inc.), Fireblocks, Uphold and BitGo, while also increasing positions in several of the companies we invested in 2025.

Our two largest portfolio exposures are Ripple Labs Inc. (17.49% of the Company’s net assets as of June 30, 2026), a global blockchain infrastructure company focused on cross-border payments and digital asset solutions, and Payward, Inc., the parent company and unified financial infrastructure platform behind Kraken (16.92%), one of the world’s largest digital asset exchanges serving retail, institutional, and enterprise clients.

Additional portfolio companies include:

●	Alchemy – A leading blockchain infrastructure platform providing developer tools and APIs powering Web3 applications.

●	Blockchain.com – One of the largest digital asset financial services platforms, offering wallets, trading, and institutional infrastructure.

●	Chainalysis – A blockchain intelligence company whose analytics software is widely used by financial institutions, enterprises, and government agencies.

●	ConsenSys – A leading Ethereum software company developing infrastructure, developer tools, and applications, including MetaMask.

●	Figment – A leading institutional staking infrastructure provider supporting proof-of-stake blockchain networks.

●	Polymarket – A leading decentralized prediction market platform that enables users to trade on the outcomes of real-world events.

●	Fireblocks – A leading digital asset custody and infrastructure platform enabling institutions to securely store, transfer, and issue digital assets.

●	Uphold – A global digital asset platform offering trading, payments, and multi-asset financial services across cryptocurrencies, fiat currencies, and precious metals.

●	BitGo – A leading provider of institutional digital asset custody, wallet, and settlement infrastructure.

During the period, several portfolio companies progressed toward or completed liquidity events. Kraken and Blockchain.com have confidentially filed for initial public offerings. In January 2026, BitGo, Inc. completed its initial public offering. An early partial buyback of shares by Ripple yielded 141.50% return to the Company on a portion of our Ripple investment in just over four months.

The Company remains focused on disciplined capital deployment and building long-term value through its portfolio of leading private digital asset companies. The companies in our portfolio continue to strengthen their market positions through expanding services and growing customer bases, rather than relying on the value of any single digital asset.

While the Company’s shares have at times, traded below its net asset value, this reflects broader market conditions, limited trading volume, and the early stage of the Company’s development rather than changes in underlying portfolio performance. The Company activated the share buyback program approved by the board on January 29, 2026 and, as of July 23, 2026, has repurchased and retired 249,300 shares at an aggregate cost of $824,440.

Semi-Annual Report | June 30, 2026	1

C1 Fund Inc.	Manager’s Statement

June 30, 2026 (Unaudited)

Our core investment focus remains digital asset infrastructure, even as artificial intelligence (AI) creates new use cases and potential sources of demand for that infrastructure. We are seeing a growing convergence of digital asset infrastructure and AI. Payments and settlements provide one clear example of this convergence, but the opportunity extends across multiple layers of digital asset infrastructure.

As AI-driven commerce advances, autonomous “agents” will increasingly need to transact, pay, and settle at machine speed. We believe digital asset rails are well suited to support this type of activity, making AI-driven commerce a natural use case for digital asset infrastructure. More broadly, we view the AI-driven economy as a structural, multi-year source of demand for the types of digital asset infrastructure already represented in our portfolio, and we believe several of our portfolio companies are positioned to benefit as AI-driven commerce continues to grow.

Importantly, the convergence is already reflected in the portfolio. Several of our holdings operate in areas of digital asset infrastructure that can support AI-driven activity: Ripple in settlement, BitGo and Fireblocks in custody, Chainalysis in compliance and monitoring, and Kraken in exchange and liquidity. Each has significant standalone market presence today.

Consistent with this approach, the Company remains focused on investing in leading private companies positioned to benefit from long-term adoption of digital financial infrastructure, and our passion is to enable everyday investors to participate.

Thank you for your continued support.

Dr. Najam Kidwai

Co-founder, Chief Executive Officer

C1 Fund Inc. (NYSE: CFND)

2

C1 Fund Inc.	Performance

June 30, 2026 (Unaudited)

Average Annual Total Returns (as of June 30, 2026)

	Quarter	6 months	Since Inception	Inception Date
C1 Fund Inc. NAV	-11.72%	-16.90%	-35.20%	8/6/2025
C1 Fund Inc. Market Value	-21.30%	-38.16%	-69.70%	8/6/2025
NASDAQ 100 Total Return	27.74%	20.31%	30.67%	8/6/2025

Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares when repurchased, may be worth more or less than the original cost. The Nasdaq-100 Total Return Index (XNDX) measures the performance—including price appreciation and reinvested dividends—of the 100 largest non-financial companies listed on the Nasdaq stock exchange. It is a modified capitalization-weighted index dominated by technology, consumer services, and healthcare stocks.

Semi-Annual Report | June 30, 2026	3

C1 Fund Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

	Geographic	Acquisition				Percentage of
	Region	Date	Shares	Cost	Fair Value	Net Assets
Private Common Stock
Financial Technology(a)
Alchemy Insights, Inc.(b),(c)	United States	11/10/2025	12,480	$2,545,920	$2,496,000	5.86%
Blockchain.com Group Holdings, Inc.(b),(c)	Cayman Islands	11/13/2025	156,250	2,550,000	2,500,000	5.86%
Chainalysis Inc.(b),(c)	United States	10/14/2025	213,585	2,158,267	2,118,550	4.97%
ConsenSys Software Inc.(b),(c)	United States	11/19/2025	74,878	2,121,982	2,099,983	4.93%
Figment Inc.(b),(c)	Canada	9/29/2025	952,381	2,000,000	2,000,000	4.69%
Fireblocks Ltd.(b),(c)	Israel	1/16/2026	192,654	1,107,761	1,107,761	2.60%
Payward Inc. (Kraken)(b),(c)	United States	10/27/2025	56,819	2,502,036	1,833,549	4.30%
Ripple Labs, Inc.(b),(c)	United States	3/13/2026	70,665	10,895,217	7,455,864	17.49%
Uphold Ltd.(b),(c)	Bahamas	2/11/2026	200,000	612,000	600,000	1.41%
Total Private Common Stock				26,493,183	22,211,707	52.11%

Private Preferred Stock
Financial Technology(a)
Blockratize Inc. (Polymarket) Series B(b),(c)	United States	4/30/2026	2,967	424,281	412,413	0.97%
Blockratize Inc. (Polymarket) Series B1(b),(c)	United States	4/30/2026	1,393	199,199	193,627	0.45%
Blockratize Inc. (Polymarket) Series B3(b),(c)	United States	4/30/2026	11,465	1,639,495	1,593,635	3.74%
Fireblocks Ltd. Preferred Series B(b),(c)	Israel	4/14/2026	166,666	1,045,496	1,024,996	2.40%
Payward Inc. (Kraken), Series A(b),(c)	United States	10/22/2025	166,669	7,690,607	5,378,408	12.62%
Uphold Ltd., Series B-3(b),(c)	Bahamas	2/13/2026	154,221	484,501	475,001	1.11%
Uphold Ltd., Series C(b),(c)	Bahamas	2/11/2026	354,010	1,127,082	1,126,814	2.64%
Total Private Preferred Stock				12,610,661	10,204,894	23.93%

Public Common Stock
Financial Technology(a)
BitGo Holdings Inc(c)	United States	1/9/2026	125,571	2,244,004	650,457	1.53%
Total Public Common Stock				2,244,004	650,457	1.53%

Total Stock Investments				41,347,848	33,067,058	77.57%

Short Term Investments	7 Day Yield
Government Securities (U.S. Treasury)
First American US Treasury Money Market Fund(d)	3.570%		9,964,141	9,964,141	9,964,141	23.38%

Total Short Term Investments				9,964,141	9,964,141	23.38%

Total Investments				$51,311,989	$43,031,199	100.95%
Liabilities in Excess of Other Assets					(406,186)	(0.95)%
Net Assets					$42,625,013	100.00%

(a)	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amounts to $32,416,601, which represents approximately 76.04% of the Company's net assets as of June 30, 2026.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	Non-income producing security.
(d)	The rate shown is the annualized 7-day yield as of June 30, 2026.

See Notes to Financial Statements.

4

C1 Fund Inc.	Schedule of Investments

June 30, 2026 (Unaudited)

Securities by Country as a Percentage of Investments Fair Value
			Percentage of
	Cost	Fair Value	Net Assets
United States
United States Private Common Stock	$20,223,422	$16,003,946	37.54%
United States Private Preferred Stock	9,953,582	7,578,083	17.78%
United States Public Common Stock	2,244,004	650,457	1.53%
United States Short Term Investments	9,964,141	9,964,141	23.38%
Total United States	42,385,149	34,196,627	80.23%

Bahamas
Bahamas Private Common Stock	612,000	600,000	1.41%
Bahamas Private Preferred Stock	1,611,583	1,601,815	3.76%
Total Bahamas	2,223,583	2,201,815	5.17%

Canada
Canada Private Common Stock	2,000,000	2,000,000	4.69%
Total Canada	2,000,000	2,000,000	4.69%

Cayman Islands
Cayman Islands Private Common Stock	2,550,000	2,500,000	5.86%
Total Cayman Islands	2,550,000	2,500,000	5.86%

Israel
Israel Private Common Stock	1,107,761	1,107,761	2.60%
Israel Private Preferred Stock	1,045,496	1,024,996	2.40%
Total Israel	2,153,257	2,132,757	5.00%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	5

C1 Fund Inc.	Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

ASSETS
Investments, at fair value(Cost $51,311,989)	$43,031,199
US Cash	178,576
Interest receivable	30,147
Prepaid expenses and other assets	12,500
Total Assets	43,252,422
LIABILITIES
Advisory fee payable (Note 5)	296,126
Administration fees payable (Note 6)	180,626
Audit fees payable	51,137
Accrued expenses and other liabilities	32,723
Legal fees payable	18,422
Printing fees payable	16,919
Custody fees payable (Note 6)	12,750
Trustees fees and expenses payable	8,403
Transfer agency fees payable (Note 6)	5,208
Compliance fee payable	5,095
Total Liabilities	627,409
NET ASSETS	$42,625,013
NET ASSETS CONSIST OF
Paid-in capital	$52,227,087
Total accumulated deficit	(9,602,074)
NET ASSETS	$42,625,013
PRICING OF SHARES
Net asset value, per common share	$6.49
Shares of beneficial interest outstanding (at $0.00001 par value; 500,000,000 common stock authorized)	6,568,348

See Notes to Financial Statements.

6

C1 Fund Inc.	Statement of Operations

For the Six Months Ended June 30, 2026

INVESTMENT INCOME
Interest income	$264,997
Total Investment Income	264,997

EXPENSES
Investment Advisory fees (Note 5)	617,233
Audit fees	455,181
Legal fees	275,000
Administration fees (Note 6)	218,278
Other expenses	135,516
Independent director fees	91,597
Organizational expenses (Note 2)	41,928
Chief compliance officer fees	30,570
Transfer Agency fees (Note 6)	21,068
Total Expenses	1,886,371
Net investment loss	(1,621,374)
NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from Investments	247,351
Net change in unrealized appreciation/(depreciation) on investments	(7,874,790)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,248,813)

See Notes to Financial Statements.

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C1 Fund Inc.	Statements of Changes in Net Assets

		For the Period
	For the Six	August 6, 2025
	Months Ended	(Commencement of
	June 30, 2026	Operations) to
	(Unaudited)	December 31, 2025(1)
Net increase (decrease) in net assets resulting from operations:
Net investment loss	$(1,621,374)	$(951,661)
Net realized gain from investments	247,351	–
Net change in unrealized appreciation (depreciation) on investments	(7,874,790)	(405,999)
Net Decrease in Net Assets Resulting from Operations	(9,248,813)	(1,357,660)
CAPITAL TRANSACTIONS:
Shares issued (Note 4), net of commissions and offering costs	–	53,307,881
Net increase in net assets from repurchase of common shares	144,929	–
Shares redeemed	(321,424)	–
Net Increase/(Decrease) in Net Assets from Capital Transactions	(176,495)	53,307,881
Net increase/(decrease) in net assets	(9,425,308)	51,950,221
NET ASSETS:
Beginning of period	52,050,321	100,100
End of period	$42,625,013	$52,050,321

Capital Share Activity
Share Transactions:
Beginning shares	6,666,666	666,666 (2)
Shares issued	–	6,000,000
Shares redeemed	(98,318)	–
Net increase/(decrease) in shares outstanding	(98,318)	6,000,000
Ending shares	6,568,348	6,666,666

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the company had been inactive except for matters related to the Company’s establishment, designation and planned registration.
(2)	The Sponsor (defined below) made the initial share purchases of $100 and $100,000 on August 16, 2024 and February 25, 2025, respectively. The August 16, 2024 share purchase of $100 included 10 shares which were purchased at $10.00 per share. The February 25, 2025 share purchase of $100,000 included 2,555,555 shares of which 1,888,899 were retired on August 6, 2025 at commencement of operations resulting in 666,666 shares remaining.

See Notes to Financial Statements.

8

C1 Fund Inc.	Statement of Cash Flows

For the Six Months Ended
June 30, 2026
(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(9,248,813)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(10,633,448)
Proceeds from disposition of investment securities	422,102
Net proceeds from short term transactions	12,606,972
Net realized gain on investments	(247,351)
Net change in unrealized depreciation on Investments	7,874,790
(Increase)/Decrease in Assets:
Interest receivable	59,693
Prepaid expenses and other assets	87,498
Increase/(Decrease) in Liabilities:
Payable to advisor	(33,994)
Administration fees payable	104,709
Payable to Advisor	(53,174)
Transfer agency fees payable	443
Chief compliance officer fees payable	95
Organizational expenses and offering costs	(49,929)
Audit fees payable	(473,863)
Legal fee payable	(46,910)
Custody fees payable	7,800
Printing fees payable	8,857
Trustees fees and expenses payable	8,403
Accrued expenses and other liabilities	(38,809)
Net Cash provided by Operating Activities	355,071

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on shares redeemed	(321,424)
Net increase in net assets from repurchase of common shares	144,929
Net Cash used in Financing Activities	(176,495)

NET INCREASE IN CASH AND CASH EQUIVALENTS	178,576
Cash and Cash Equivalents - Beginning of period	$–
Cash and Cash Equivalents - End of period	$178,576

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2026	9

C1 Fund Inc.	Financial Highlights

			For the Period
			August 6, 2025
	For the Period		(Commencement
	Ended		of Operations) to
	June 30, 2026		December 31,
	(Unaudited)		2025(1)
NET ASSET VALUE, BEGINNING OF PERIOD(2)	$7.81		$0.04

INCREASE IN NET ASSETS VALUE FROM THE INITIAL PUBLIC OFFERING(3)	$–		$8.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(4)	(0.24)		(0.16)
Net change in unrealized (depreciation) on investments	(1.10)		(0.07)
Net increase (decrease) in net assets resulting from investment operations	(1.34)		(0.23)

DISTRIBUTIONS:
From net investment income	–		–
Return of capital	–		–
Total distributions	–		–

Fund Transactions:
Increase in net asset value from repurchase of common shares	0.02		–
Total Fund Share transactions	0.02		–

NET ASSET VALUE, END OF PERIOD	$6.49		$7.81

TOTAL RETURN ON NET ASSET VALUE(5)	(16.90)%		(2.86)%

TOTAL RETURN ON MARKET VALUE	(38)%		(51)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, attributable to common shares, end of the period (000s)	$42,625		$52,050

Ratios to Average Net Assets
Ratio of expenses to average net assets	7.85	%(6)	5.86	%(6)
Ratio of net investment (loss) to average net assets	(6.75	)%(6)	(2.66	)%(6)

PORTFOLIO TURNOVER RATE	1	%(7)	0%

(1)	Reflects operations for the period from August 6, 2025 (commencement of operations) to December 31, 2025. Prior to the commencement of operations date, the company had been inactive except for matters related to the Company’s establishment, designation and planned registration.
(2)	The beginning Net asset value presented is prior to the initial public offering on August 7, 2025.
(3)	The proceeds for the initial public offering are reflective of the $10.00 per share offering price, net of the underwriting costs of $1.26 per share and offering costs of $0.74 per share.
(4)	Per share amounts are calculated using the average shares method.
(5)	Total return is calculated as the change in NAV per share during the period, divided by the beginning NAV at the beginning of the period.
(6)	Ratios are annualized, with the exception of non-recurring expenses, which are certain audit related fees and organizational expenses.
(7)	Not annualized

See Notes to Financial Statements.

10

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

1. ORGANIZATION

C1 Fund Inc. (the “Company”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland corporation on August 16, 2024. C1 Advisors LLC, a Delaware limited liability company (the “Adviser”), serves as the registered investment adviser of the Company. The Company listed its shares of common stock (the “Common Shares”) on the New York Stock Exchange (“NYSE”) on August 6, 2025, under the ticker CFND. The Company’s fiscal year end is December 31.

The Adviser provides day-to-day investment management services to the Company. The Company is classified as non-diversified under the Investment Company Act, which means that the Company will not maintain a diversified portfolio in accordance with the requirements of Section 5(b)(1) of the Investment Company Act. The Company will not maintain at least 75% of its total assets in cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for this purpose limited in respect of any one issuer to an amount not greater in value than 5% of total assets and to no more than 10% of the Company’s outstanding voting securities. The Company engaged The Benchmark Company, LLC, to act as the underwriter in an Initial Public Offering (the “IPO”) of Common Shares on the NYSE.

Prior to listing on NYSE, there was no public market for the Common Shares.

On December 31, 2025 the Company had 6,666,666 Common shares outstanding, of which C1 Group LLC (the "sponsor") owns ten percent (10%) or 666,666 Common shares. The Company has only one class of shares: Common Shares (see Note 4 Capital Stock for a detailed description).

The Company’s investment objective is to maximize its portfolio’s total return. The Company seeks to achieve its investment objective principally by investing in privately-held, equity and equity-linked securities of digital asset services and technology companies. The Company’s investments in equity securities will include common and preferred shares, as well as securities convertible (with or without consideration) into common shares, warrants and rights to subscribe to or purchase common shares, and common shares carrying a warrant or right. The Company may also invest in equity-linked securities, which are instruments whose returns are tied to the performance of an equity security, index of equity securities or basket of equity securities. In addition to the foregoing principal investment strategy, under the Company’s non-principal investment strategy, the Company may invest up to 20% of the value of its total assets in certain other investment types, including the equity and equity-linked securities of publicly traded U.S. companies, exchange traded funds, exchange traded products, business development companies, shares of certain U.S. registered money market funds, government securities, cash equivalents or other high-quality debt investments. The Company’s investment policies prohibit direct investments in physical spot digital assets or crypto assets.

The Company may, from time to time, make investments through one or more special purpose vehicles ("SPVs") organized for the purpose of holding or facilitating investments on behalf of the Company. The Adviser has authority under the Investment Advisory Agreement to create or arrange for the creation of such SPVs and to make investments through such vehicles, subject to compliance with the Investment Company Act and the Company's investment policies and procedures. The Company may utilize SPVs in circumstances where doing so is necessary or advisable to facilitate the acquisition, holding, or disposition of portfolio investments, including where the structure of a particular investment opportunity requires or benefits from the use of an intermediary vehicle.

Any SPV through which the Company invests will be organized and operated in compliance with the Investment Company Act and related SEC rules and guidance.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates

The Company is a management company under Section 5(b)(2) of the Investment Company Act and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Semi-Annual Report | June 30, 2026	11

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

Cash and Cash Equivalents

The Company held a cash position of $178,576 June 30, 2026. The Company will invest its available cash in treasuries with a daily “sweep” of its accounts performed by its custodian, US Bank National Association (the “Custodian”). Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account. Cash and cash equivalents consist of short-term (maturity of 90 days or less) liquid investments and money market funds. These types of cash equivalents are included as investments, at fair value on the statement of assets and liabilities and the schedule of investments. Funds held in money market funds are considered Level 1 in the fair value hierarchy in accordance with ASC 820.

Organizational and Offering Costs

Organizational expenses are expensed as incurred and consist of the costs of forming the Company, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Company’s Board of Directors (“Board”) and the Company’s seed audit costs. Offering costs are accounted for as deferred costs until operations begin and consist of the costs of preparation, review and filing the Company’s registration statement with the Securities and Exchange Commission (“SEC”) filing fees for registration with the US Financial Industry Regulatory Authority (“FINRA”), and the costs of preparation, review and filing of any associated marketing or similar materials. Pursuant to a Contribution and Reimbursement Agreement between the Company and the Sponsor, the Sponsor paid for a portion of the organizational and offering costs and the Company and has reimbursed the Sponsor for these costs from the proceeds of the IPO promptly upon closing. The Board, including all the disinterested members of Board, have unanimously approved this reimbursement arrangement. The Shareholders have borne the costs of the organizational and offering as a deduction from the offering proceeds. Organizational costs were incurred by the Company on the first day of operations. Offering Costs have been accounted for as a reduction in paid-in capital. The Sponsor paid $1,154,907 Offering and Organizational costs in connection with the formation of the Company, which were subsequently reimbursed. The Underwriters fee related to the capital raised was $4,763,686, this amount was reduction to Paid in Capital.

Taxes

It is the Company’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (each, a “RIC”) and to distribute its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Company may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on federal and state income tax returns for open current tax year and has concluded that no provision for income tax is required in the Company’s financial statements.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on a first in first out basis. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Company. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.

Distributions to Shareholders

The Company normally pays dividends on investments other than treasuries, if any, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Company receives from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Company sells a security it has owned for more than one year. The Company may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Company to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

12

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

Risks and Uncertainties

No Assurance of Investment Return

The types of investments that the Company makes involve a high degree of risk. Financial and operating risks confronting our portfolio companies can be significant. While the type of investments that the Company makes offer the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.

Concentration of Investments

The Company’s investments are concentrated in the digital asset services and technology sector. Under the Investment Company Act, concentration is deemed to occur when 25% or more of the value of a management company’s total assets is invested or proposed to be invested in a particular industry or group of industries. Under normal market conditions, the Company invests at least 80% of the value of its total assets in equity in this sector.

Political and Economic Risks

The Company is subject to risks that geopolitical events which may disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long- term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, the spread of infectious illness and epidemics or other public health issues, can result in systemic market dislocations that are highly disruptive to economies and markets.

Difficulty of Asset Valuations or Appraisals

The Company holds investments that are not listed on any stock exchange, and which may be illiquid without a readily independent market valuation. The Company is required to fair value such investments and has conducted our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines is necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, the Company is ultimately responsible for the valuation of such assets notwithstanding the assistance from an independent third-party provider.

Restricted and Illiquid Investments

The Company invests in portfolio companies without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment.

Uncertainties Associated with the Digital Asset Industry

The Company’s main investment strategy is to invest in companies that provide digital asset services and/or technology. Investments in these businesses involve special risks, including the following risks, any of which could be detrimental to the value of businesses in which the Company invests and consequently affect the value of the Company’s shares.

●	Digital assets have been, and may be, used by bad actors to execute black market transactions, commit fraud, launder funds, evade taxes or economic sanctions, finance terrorism and other illegal activities, which could negatively impact the reputation and business of the companies in which the Company invests.

●	The digital assets trading industry is rapidly evolving and has experienced significant uncertainty and volatility due to numerous factors. For example, a security breach or another incident that affects a particular asset like Bitcoin or Ether may affect the digital asset industry as a whole, thereby impacting the Company’s business. As a result, future negative developments may reduce the value of the digital asset services and infrastructure companies in which the Company has invested and as a result the Company’s investments in such portfolio companies may be over-valued.

Semi-Annual Report | June 30, 2026	13

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

●	Due to unfamiliarity and negative publicity surrounding the digital asset industry and digital asset trading platforms (including the quality, security and reliability of technologies employed by these platforms), existing and potential customers may lose confidence in the businesses in which the Company invests.

●	Digital asset trading platform companies may be subject to disputes and claims from customers who incur losses related to the use of such services which could adversely affect the value of the Company’s investments in these companies.

●	U.S. and foreign governments and/or agencies may introduce increasingly complex and stringent laws, regulations and policies or change in the treatment of digital assets for U.S. federal income and/or foreign tax purposes. Such changes may adversely impact the business of portfolio companies in which the Company has invested.

Risks due to investments through Special Purpose Vehicles (SPV’s)

The Company currently does not invest in portfolio companies through SPV's. However, in the future the Company may invest in portfolio companies through one or more SPV's. The Company may invest in portfolio companies through one or more SPV's. Investments through SPV's involve risks in addition to those associated with direct investments in portfolio companies, including the following:

●	Structural Complexity and Transparency Risk. The Company may invest in SPVs which hold assets through layered ownership structures, which could make it more difficult for the Company, its Board of Directors, and its shareholders to evaluate and value the Company's exposure to particular portfolio companies.

●	Valuation Risk. The Company’s investments held through SPVs may present additional valuation challenges, as the Company must assess the fair value of its interest in the SPV as well as the underlying portfolio company securities held by the SPV.

●	Counterparty and Co-Investor Risk. In certain cases, the Company may invest through SPVs alongside other co-investors. In such instances, the Company would be subject to the risk that co-investors may have differing investment objectives, time horizons, or liquidity needs, which could result in conflicts regarding the management, disposition, or restructuring of the SPV's underlying investments.

●	Additional Risks include potential regulatory compliance, liquidity and tax risks.

3. FAIR VALUE MEASUREMENTS

The Company discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

The Company follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Company would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

●	Level 2 – Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

14

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

●	Level 3 – Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and is based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

The following is a summary of the inputs used to value the Company’s investments as of June 30, 2026:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Investments in Securities at Fair Value	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Private Common Stock	$–	$–	$22,211,707	$22,211,707
Private Preferred Stock	–	–	10,204,894	10,204,894
Public Common Stock	650,457	–	–	650,457
Short Term Investments	9,964,141	–	–	9,964,141
Total	$10,614,598	$–	$32,416,601	$43,031,199

The changes of fair value of investments for which the Company has used Level 3 inputs to determine the fair value are as follows:

								Net change
								in unrealized
								appreciation/
								(depreciation)
								included in the
								Statements
			Change in					of Operations
	Balance as		Unrealized				Balance as	attributable to Level
	of December	Realized	Appreciation/		Sales	Corporate	of June 30,	3 investments held
Asset Type	31, 2025	Gain\(Loss)	Depreciation	Purchases	Proceeds	Action(a)	2026	at June 30, 2026
Private Common Stock	$12,982,996	$–	$(4,135,972)	$3,469,391	$–	$9,895,292	$22,211,707	$(4,135,972)
Private Preferred Stock	17,500,155	247,351	(2,145,271)	4,920,054	(422,102)	(9,895,292)	10,204,894	(2,145,273)
Total	$30,483,151	$247,351	$(6,281,243)	$8,389,445	$(422,102)	$–	$32,416,601	$(6,281,245)

(a) On May 16, 2026 Ripple Inc. converted all preferred shares and combined them with the existing common shares in to a single class of common shares.

Semi-Annual Report | June 30, 2026	15

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

The following table summarizes the significant unobservable inputs the Company used to value its investments categorized within Level 3 as of June 30, 2026. In addition to the techniques and inputs noted in the table below, according to the Company’s valuation policy, other valuation techniques and methodologies when determining the Company’s fair value measurements may be used. The below table is not intended to be all inclusive, but rather provide information on the significant unobservable inputs as they relate to the Company’s determination of fair values.

		Valuation
		Techniques/	Unobservable		Weighted
Asset Category	Fair Value	Methodologies	Input Range	Range	Average(1)
Private Common Stock	$22,211,707	Valuation Model	Recent Transaction	$2.10 - $204	$66.51
Private Preferred Stock	$10,204,894	Valuation Model	Recent Transaction	$3.08 - $143	$48.08
Total	$32,416,601

(1)The weighted average is calculated by multiplying the unobservable input by the weight of each investment over the sum of the fair value of the underlying investments.

Restricted Securities: As of June 30, 2026, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of June 30, 2026, were as follows:

	% of Net	Acquisition
Name of Issuer	Assets	Date	Shares/Par	Cost	Fair Value
Private Common Stock
Alchemy Insights Inc.	5.86%	11/10/25	12,480	$2,545,920	$2,496,000
Blockchain.com Group Holdings, Inc.	5.86%	11/13/25	156,250	2,550,000	2,500,000
Chainalysis Inc.	4.97%	10/14/25	213,585	2,158,267	2,118,550
ConsenSys Software Inc.	4.93%	11/19/25	74,878	2,121,982	2,099,983
Figment Inc.	4.69%	09/29/25	952,381	2,000,000	2,000,000
Fireblocks Ltd.	2.60%	01/16/26	192,654	1,107,761	1,107,761
Payward Inc. (Kraken)	4.30%	10/27/25	56,819	2,502,036	1,833,549
Ripple Labs, Inc.	17.49%	03/13/26	70,665	10,895,217	7,455,864
Uphold Ltd.	1.41%	02/11/26	200,000	612,000	600,000

Private Preferred Stock
Blockratize Inc. (Polymarket) Series B	0.97%	4/30/26	2,967	424,281	412,413
Blockratize Inc. (Polymarket) Series B1	0.45%	4/30/26	1,393	199,199	193,627
Blockratize Inc. (Polymarket) Series B3	3.74%	4/30/26	11,465	1,639,495	1,593,635
Payward Inc. (Kraken)	12.62%	10/22/25	166,669	7,690,607	5,378,408
Fireblocks Ltd.	2.40%	04/14/26	166,666	1,045,496	1,024,996
Uphold LTD Series B-3	1.11%	02/13/26	154,221	484,501	475,001
Uphold Ltd. Series C	2.64%	02/11/26	354,010	1,127,082	1,126,814
Total	76.04%			$39,103,844	$32,416,601

4. CAPITAL STOCK

The Company is authorized to issue 500,000,000 shares of common stock, par value $ 0.00001 per share. All holders of Common Shares have equal rights as it relates to dividend distributions, assets and voting privileges. Holders of common shares have no conversion, preemptive or other subscription rights. The Company issued 10 Common Shares for which the Sponsor paid $100 on August 16, 2024 and an additional 2,555,555 Common shares to the Sponsor on February 26, 2025 for which the Sponsor paid $100,000. Concurrent with the initial public offering on August 7, 2025, the Company issued 6,000,000 Common Shares to new investors and the Sponsor forfeited 1,888,898 Common Shares to result in the Sponsor holding 10% of the Company, or 666,666 Shares. As of December 31, 2025, 6,666,666 Common Shares were issued and outstanding. In the second quarter of 2026 the Company repurchased 98,318 shares through its Board-approved buyback program and retired them to leave 6,568,348 shares outstanding. The Board is authorized to classify and reclassify any unissued shares of common stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Company’s charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

16

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

5. AGREEMENTS AND RELATED PARTY TRANSACTIONS

The Company has entered into an Investment Advisory and Management Agreement (the “Investment Advisory Agreement”) with the Adviser. Pursuant to the Investment Advisory Agreement, the Company pays the Adviser a management fee payable quarterly in an amount equal to an annualized rate of 2.50% of average net assets. The average net assets is calculated based on the net assets at the end of the two most recently completed calendar quarters. The Company incurred Investment Advisory fees detailed in the Statement of Operations during the period ended June 30, 2026. The Company has an Investment Advisory payable to the Adviser, which is detailed in Statement of Assets and Liabilities for the period ended June 30, 2026.

Under the Investment Advisory Agreement, the Adviser, and not the Company, will bear the cost of expenses the Adviser incurs for its own business operations, including (i) legal and other expenses related to the Adviser’s formation and incurred in the conduct of its business, (ii) expenses related to the establishment of its offices and equipment, (iii) expenses incurred under contracts the Adviser enters into with third-party providers to assist in its delivery of investment advisory and management services, and (iv) providing compensation to its management and employees, as well as to any sub-adviser to whom the Adviser has delegated investment advisory services, for investment advisory services provided to the Company.

The Investment Advisory Agreement is effective as of March 3, 2025, and shall remain in effect for two years after such date, and shall thereafter continue in effect for successive twelve month periods; provided, that such continuance is specifically approved at least annually by (i) a vote of the Board or by the vote of holders of a majority of the outstanding voting securities of the Company, and (ii) the vote of a majority of the Company’s independent directors.

The Investment Advisory Agreement may be terminated at any time, and without payment of any penalty, upon sixty (60) days’ written notice by (i) the vote of holders of a majority of the outstanding voting securities of the Company, (ii) the vote of the Board or (iii) Adviser. The Investment Advisory Agreement will automatically terminate in the event of its “assignment” (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act); provided that nothing herein shall cause the agreement to terminate upon or otherwise restrict a transaction that does not result in a change of actual control or management of Adviser.

6. OTHER AGREEMENTS

Fund Administration Agreement

The Company has retained SS&C GIDS, Inc. ("SS&C GIDS"), to provide fund administration, accounting, transfer and distribution paying agent and registrar services pursuant to that certain Services Agreement dated December 23, 2024 (the “Fund Administration Agreement”). The administration fee and the other terms of the Fund Administration Agreement may change from time to time as may be agreed to by the Company and S&SC GIDS, Inc, ALPS Fund Services, Inc., and SS&C Technologies, Inc., collectively as "SS&C."

Pursuant to the Fund Administration Agreement, SS&C GIDS, Inc. ("Plan Administrator") serves as transfer, distribution paying and shareholder servicing agent for the Company, ALPS Fund Services, Inc. (“ALPS”), serves as the Company’s fund administrator and SS&C Technologies, Inc., provides tax administration. For these services, SS&C receives an annual base fee in addition to certain out-of-pocket expenses.

Custodian Agreement

The Custodian serves as the custodian of the cash assets of the Company and may maintain custody of such assets with U.S. and non -U.S. sub-custodians (which may be banks or trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. All cash and certificated securities owned by the Company are held in custody by the Custodian as custodian. The Company does not currently own certificated securities, and all of the equity investments of the Company are in the form of uncertificated securities. Ownership of uncertificated securities acquired by the Company is recorded only on the books of the issuer or its stock transfer agent's books and records (or a designated electronic ledger provider) in the name of the Company. The Company retains records of contracts for the purchase of securities, but such documents are not securities.

Semi-Annual Report | June 30, 2026	17

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Company creates a presumption of control of such Company, under Section 2(a)(9) of the Investment Company Act. As of the date of the accompanying financial statements, the Sponsor owns 10.1% of the Company’s issued and outstanding shares, and no other investor owns more than 10% of the Company’s issued and outstanding shares (666,666 shares).

8. ACCOUNTING PRONOUNCEMENTS

Recent Accounting Standards: Segment Evaluation: The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Company’s CODM has been identified as the Chief Financial Officer ("CFO") and treasurer, who reviews consolidated results presented within the Company’s financial statements when making decisions about allocating resources and assessing performance of the Company. The CODM determined that the Company has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Company, against which the CODM assesses performance.

9. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, the risk of loss from such claims is considered remote. Accordingly, the Company has not accrued any liability in connection with these indemnifications.

The Company is not currently subject to any material legal proceedings, and to the Company’s knowledge, no material legal proceedings are threatened against the Company. From time to time, the Company may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Company’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Company becomes party to such proceedings, the Company would evaluate whether a loss is probable and whether the amount of the loss can be reasonably estimated.

10. BOARD MEMBERS & OFFICERS

As of June 30, 2026, there were five members of the Board of Directors, three of whom are not “interested persons” (as defined in the Investment Company Act) of the Company (the “Independent Board Members”). The Independent Board Members receive a quarterly retainer of $12,500. Under the Company’s organizational documents, its officers and Board members are indemnified against certain liabilities arising out of the performance of their duties to the Company. The independent directors were paid $91,000 for the period end June 30, 2026. The interested persons are not paid by the Company, any compensation would be received by the Advisor.

11. TAX BASIS INFORMATION

The Company follows ASC 740, Income Taxes (“ASC 740”). ASC 740 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. Penalties or interest, if applicable, that may be assessed relating to income taxes would be classified as other operating expenses in the financial statements. As of December 31, 2025, there were no uncertain tax positions and no amounts accrued for interest or penalties. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. Although the Company files both federal and state income tax returns, the Company’s major tax jurisdiction is federal. The Company’s tax returns for 2024 remain subject to examination by the Internal Revenue Service.

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at the end of the Company's fiscal period.

18

C1 Fund Inc.	Notes to Financial Statements

June 30, 2026 (Unaudited)

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Net unrealized
		Accumulated net	Other Cumulative	appreciation/
	Undistributed net	realized loss on	Effect of Timing	(depreciation) on
	investment income	investments	Differences	investments	Total
2025	$–	$–	$(92,191)	$(405,999)	$(498,190)

As of December 31, 2025, permanent differences in book and tax accounting were reclassified. The following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect tax character:

Paid-in Capital	Total Distributable Earnings
$(859,470)	$859,470

As of June 30, 2026, the net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

Gross	Gross
Appreciation	Depreciation
(excess of	(excess of	Net Unrealized	Cost of Investments
value over tax	tax cost over	Appreciation/	for Income Tax
cost)	value)	(Depreciation)	Purposes
$–	$(8,280,790)	$(8,280,790)	$51,311,989

During the fiscal period ended December 31, 2025, the Company did not pay any taxable distributions.

12. SUBSEQUENT EVENTS

The Company's management has evaluated subsequent events through the date of issuance of the financial statements included herein.

On January 29, 2026, the Company's Board of Directors approved a stock buyback program of up to $3,000,000 subject to SEC rules and authorized management to proceed at its discretion. From July 1st through July 23, 2026 the Company has repurchased and retired an additional 150,982 shares at a repurchase cost of $505,475 plus $3,775 in brokerage commissions.

The Board of Directors of the Company has scheduled December 1, 2026 as the date of C1 Fund 2026 Annual Meeting of Shareholders, which will be held in a virtual format.

Semi-Annual Report | June 30, 2026	19

C1 Fund Inc.	Additional Information and Privacy Policy

June 30, 2026 (Unaudited)

Portfolio Information. The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Company’s Forms N-PORT will be available on the SEC’s website at www.sec.gov. You may also obtain copies by emailing investors@c1fund.com.

Proxy Information. The policies and procedures used to determine how to vote proxies relating to securities held by the Company are available without charge, upon request, by emailing investors@c1fund.com or on the Company’s website located at www.c1fund.com, and on the SEC’s website at www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available on Form N- PX by August 31st of each year without charge, upon request, by emailing investors@c1fund.com and/or on the SEC’s website at www.sec.gov. The Company's Statement of Additional Information includes additional information about the Directors.

Notice of Privacy Policy and Practices. The Company is committed to protecting the privacy and security of its shareholders' nonpublic personal information. Because the Company is a listed closed-end investment company whose shares are traded on a national securities exchange, the Company generally does not collect, maintain, or have access to nonpublic personal information relating to investors who acquire or dispose of shares through secondary market transactions; such information is maintained by broker-dealers, banks, and other financial intermediaries. To the extent the Company receives or maintains nonpublic personal information, such information is limited in scope and generally includes personal information provided in connection with account opening, subscriptions, or shareholder services administered by the Company's transfer agent.

The Company has adopted policies and procedures reasonably designed to ensure the security and confidentiality of customer information, to protect against anticipated threats to the security or integrity of such information, and to protect against unauthorized access to or use of customer information that could result in substantial harm or inconvenience to any customer. The Company conducts substantially all of its investment-related activities through service providers and requires each service provider that has access to customer information to maintain appropriate safeguards and to notify the Company promptly in the event of any security breach. The Company does not disclose nonpublic personal information to non-affiliated third parties, unless such information is disclosed (i) pursuant to contractual arrangements that restrict a service provider's use of such information to the purposes for which it was disclosed, (ii) in connection with servicing customer accounts, effecting transactions, or (iii) in situations related to protecting against fraud, or complying with applicable legal and regulatory requirements. Because the Company’s information-sharing practices fall within these recognized exceptions, the Company is not required to offer shareholders an opportunity to opt out of information sharing.

Distribution Reinvestment Policy

Unless the registered owner of our Common Shares elects to receive cash by contacting SS&C GIDS, Inc. (the “Plan Administrator”), all dividends, capital gain distributions and returns of capital, if any, declared on our shares will be automatically reinvested by the Plan Administrator for stockholders in the Company’s Distribution Reinvestment Plan (the “Plan”), in additional Common Shares. Stockholders who elect not to participate in the Plan will receive all distributions payable in cash directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as distribution disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator, which must be received at least five calendar days prior to the distribution record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared distribution. This notice may be sent to SS&C GIDS, Inc., 801 Pennsylvania Avenue, Suite 219105, Kansas City, MO 64105, and must contain the stockholder’s name, address, daytime phone number, Social Security or tax I.D. number, a reference to C1 Fund Inc., an affirmative statement (as applicable) that the stockholder elects not to participate in the Plan, or (in the case of a stockholder who previously opted out of participating in the Plan) that the stockholder is electing to participate in the Plan, and the signature of the shareholder or an individual authorized to sign on the shareholder’s behalf. No other rights of the stockholder are affected by a stockholder’s election not to participate in the Plan. The Company will announce the record date via press release at least 10 calendar days in advance.

Whenever we declare a distribution payable either in shares or cash, non-participants in the Plan will receive cash and participants in the Plan will receive a number of our Common Shares, determined in accordance with the following provisions. The shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of our common stock (“Newly Issued Common Shares”) or (ii) by purchase of outstanding shares of our common stock on the open market (“Open-Market Purchases”) on NYSE or elsewhere. If, on the payment date for any distribution, the market price per share plus estimated brokerage trading fees is equal to or greater than the NAV per share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Company for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV per share on the date of issuance; provided that, if the NAV per share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the distribution will be divided by 95% of the market price per share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any distribution, the NAV per share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the distribution amount in our Common Shares acquired on behalf of the Plan participants in Open-Market Purchases.

20

C1 Fund Inc.	Additional Information and Privacy Policy

June 30, 2026 (Unaudited)

In the event of a market discount on the payment date for any distribution, the Plan Administrator will have until the last business day before the next date on which our shares trade on an “ex-distribution” basis or in no event more than 30 days after the record date for such distribution, whichever is sooner (the “Last Purchase Date”), to invest the distribution amount in our Common Shares acquired in Open-Market Purchases. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Administrator may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the distribution had been paid in Newly Issued Common Shares on the distribution payment date. The Plan provides that if the Plan Administrator is unable to invest the full distribution amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may instead receive the Newly Issued Common Shares from the Company for each participant’s account, in respect of the uninvested portion of the distribution, at the NAV per share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per share, the dollar amount of the distribution will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.

Semi-Annual Report | June 30, 2026	21

C1 Fund Inc.
3000 El Camino Real
Building 4
Palo Alto, CA 94306
info@c1fund.com
www.c1fund.com

Investment Adviser
C1 Advisors LLC

Investor Relations
investors@c1fund.com

Transfer Agent
SS&C GIDS, Inc.
PO Box 219105
Kansas City, MO 64121-9117

C1 FUND
c1fund.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the Registrant.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

C1 Fund (“the Fund”) has adopted a Proxy Voting Policy used to determine how the Fund votes proxies relating to their portfolio securities. Under the Fund’s Proxy Voting Policy, the Fund has, subject to the oversight of the Fund’s board of directors (the “Board”), delegated to its registered investment adviser, C1 Advisors LLC (the “Adviser”) the following duties: (1) to make the proxy voting decisions for the Fund, subject to the exceptions described below; and (2) to assist the Fund in disclosing its proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940 Act (the “1940 Act”).

The Fund’s Chief Compliance Officer shall ensure that the Adviser has adopted a Proxy Voting Policy (“Adviser Proxy Voting Policy”) (described below), which it uses to vote proxies for its clients, including the Fund.

A. General

The Fund believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Fund is committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B. Delegation to the Adviser

The Fund believes that the Adviser is in the best position to make individual voting decisions for the Fund consistent with this Proxy Voting Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1) to make the proxy voting decisions for the Fund, in accordance with the Adviser Proxy Voting Policy, except as provided herein; and

(2) to assist the Fund in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Fund is entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent Directors of the Board, must approve the Adviser Proxy Voting Policy as it relates to the Fund. The Board must also approve any material changes to the Adviser Proxy Voting Policy no later than six (6) months after adoption by the Adviser.

C. Conflicts

In cases where a matter with respect to which the Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter, or an affiliated person of the Fund, its Adviser, or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of the Fund’s Proxy Voting Policy, a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the Adviser Proxy Voting Policy, provided such specific voting policy was approved by the Board.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this report.

(b) There have been no changes to the portfolio manager identified in the registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs (1)	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1-31, 2026	0	N/A	0	$3,000,000
February 1-28, 2026	0	N/A	0	$3,000,000
March 1-31, 2026	0	N/A	0	$3,000,000
April 1-30, 2026	0	N/A	0	$3,000,000
May 1-31, 2026	0	N/A	0	$3,000,000
June 1-30, 2026	98,318	$3.24	98,318	$2,681,034.29
Total	98,318	$3.24	98,318	$2,681,034.29

(1)	On February 4, 2026, the Fund’s Board announced a share repurchase program of up to $3,000,000 of the Fund’s shares of common shares. The share repurchase program will terminate December 31, 2027, unless the Board approves an extension prior to its termination. No shares were purchased outside the publicly announced repurchase program during the period.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were not effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s disclosure controls and procedures were not effective as a result of the following identified material weaknesses: (i) lack of sufficient personnel with an appropriate level of internal control and accounting knowledge, skills, training and experience commensurate with the Fund’s financial reporting requirements and managing a closed-end investment company registered under the 1940 Act, and the rules thereunder, (ii) segregation of duties and policies and procedures related to the treasury and expense processes, (iii) lack of policies and control procedures related to the valuation, safeguarding and existence of investments, (iv) review and monitoring for compliance related to taxation for regulated investment companies, and (v) lack of policies and control procedures related to the review and approval of the financial statements and financial reporting package.

(b)   During the period covered by this report, the following changes and enhancements occurred in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

(i) The Fund enhanced its comprehensive Risk Control Matrix based on the COSO 2013 framework, encompassing 31 key controls across seven process areas, supported by detailed enhancements to its five formal process narratives: System, Treasury Cycle, Investment Cycle, Equity Cycle, and Financial Reporting Close Process controls. Each enhanced narrative was prepared by the Chief Financial Officer, reviewed by the Controller, and concurred by the Chief Executive Officer.

(ii) The Fund added a controller and a senior advisor to the Chief Executive Officer, each engaged under contract, to provide additional accounting and financial reporting expertise and support timely execution, review, and evaluation of accounting compliance and financial reporting.

(iii) The Fund enhanced its treasury and expense policies and procedures via a written Treasury Cycle Narrative, covering cash receipts, expense disbursements, budget approval processes, and exception-escalation procedures, with related key controls documented in the Risk Control Matrix.

(iv) The Fund enhanced its investment valuation framework by documenting a valuation hierarchy in the System and Investment Cycle Narratives, with enhanced controls over valuation assumptions and trade data in line with SEC and ASC 820 requirements.

(v) The Fund enhanced its RIC tax compliance via quarterly qualification testing performed by the Fund administrator and supervised by the Chief Financial Officer and/or Controller in coordination with the Fund’s tax adviser, with results reported to the Audit Committee quarterly.

(vi) The Fund enhanced its written financial statement review and approval framework by incorporating multiple levels of review by Fund management, the Fund Administrator and the Audit Committee and Board, consistent with COSO Internal Control – Integrated Framework (2013).

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	The information called for by Item 4 of Form 8-K is filed herewith.

(b)	The certifications of principal executive officers and principal financial officers pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   C1 Fund Inc.

By:	/s/Dr. Najamul Hasan Kidwai
Dr. Najamul Hasan Kidwai President and
Chief Executive Officer

Date:  September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/Dr. Najamul Hasan Kidwai
Dr. Najamul Hasan Kidwai President and
Chief Executive Officer

Date: September 4, 2026

By:	/s/ David Hytha
David Hytha
Treasurer (Chief Financial Officer)

Date:  September 4, 2026